SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

11. SHARE CAPITAL

(a) Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital.  The Company's objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders.  The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.  In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debentures, asset acquisitions or return capital to shareholders.  As at December 31, 2024, the Company is not subject to externally imposed capital requirements.

(b) Public Offerings

In June 2023, the Company filed a short form base shelf prospectus ("Base Shelf") that qualified for the distribution of up to $200 million of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants (the "Securities") over a 25 month period.  The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws.  The distribution of Securities can be effected from time to time in one or more transactions at a fixed price or prices, which can be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are "At-The-Market" ("ATM") distributions.

On June 27, 2023, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), CIBC World Markets Inc, TD Securities (USA) LLC, National Bank of Canada Financial Inc., Raymond James (USA) Inc., B. Riley Securities Inc. and H.C. Wainwright & Co. LLC.  Under the terms of this ATM facility, the Company could, from time to time, sell common stock having an aggregate offering value of up to $60 million on the New York Stock Exchange.  The Company determined, at its sole discretion, the timing and number of shares to be sold under the ATM facility.

On December 18, 2023, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), TD Securities (USA) LLC, CIBC World Markets Inc., Raymond James (USA) Inc., B. Riley Securities Inc. H.C. Wainwright & Co. LLC., A.G.P./Alliance Global Partners and Stifel Nicolaus Canada Inc.  Under the terms of this ATM facility, the Company can, from time to time, sell common stock having an aggregate offering value of up to $60 million on the New York Stock Exchange. During the year ended December 31, 2024, the Company issued 27,540,971 common shares under this facility at an average price of $2.00 per share for gross proceeds of $55,151, less commission of $1,103 and recognized $258 of other transaction costs related to the ATM financing as share issuance costs, which have been presented net within share capital.

On November 21, 2024, the Company filed a prospectus supplement to the June 2023 Base Shelf for the distribution of 15,825,000 common shares at a price of $4.60 per share through a bought deal financing. The shares were issued and sold pursuant to an underwriting agreement between the Company and BMO Nesbitt Burns Inc. (the lead underwriter), CIBC World Markets Inc., TD Securities Inc., Ventum Financial Corp. and H.C. Wainwright & Co., LLC. On November 27, 2024, the Company completed this prospectus offering for gross proceeds of $72,795, less commission of $3,855 and recognized $357 of other transaction costs related to the bought deal financing as share issuance costs, which have been presented net within share capital.

(c) Stock Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company's current stock option plan, approved by the Company's shareholders in fiscal 2009 and amended and re-ratified in 2024, at exercise prices determined by reference to the market value on the date of grant.  The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 5.0% of the issued and outstanding shares at any time.

The following table summarizes the Company's outstanding stock options:

Expressed in Canadian dollars	Years ended
	December 31, 2024		December 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,488,291	$4.24	3,899,630	$4.09
Granted	1,994,000	$2.94	1,079,000	$4.12
Exercised	(1,712,400)	$3.17	(1,097,900)	$3.05
Expired and forfeited	(588,400)	$3.55	(392,439)	$5.76
Outstanding, end of the year	3,181,491	$4.13	3,488,291	$4.24
Options exercisable at the end of the year	1,896,491	$4.82	2,798,934	$4.18

During the year ended December 31, 2024, the weighted-average share price at the date of exercise was CAN$5.57 (December 31, 2023 - CAN$4.49).

The following table summarizes the information about stock options outstanding at December 31, 2024:

Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
Exercise Price Intervals	Number Outstanding as at December 31, 2024	Weighted Average Remaining Contractual Life (Number of Years)	Weighted Average Exercise Price	Number Exercisable as at December 31, 2024	Weighted Average Exercise Price

$2.00 - $2.99	1,692,200	3.5	$2.78	618,800	$2.58
$4.00 - $4.99	540,000	3.3	$4.14	342,800	$4.13
$5.00 - $5.99	24,000	4.4	$5.43	9,600	$5.43
$6.00 - $6.99	925,291	1.7	$6.57	925,291	$6.57
	3,181,491	3.0	$4.13	1,896,491	$4.82

During the year ended December 31, 2024, the Company recognized share-based compensation expense of $1,848 (December 31, 2023 - $1,537) based on the fair value of the vested portion of options granted in the current and prior years.

The weighted-average fair values of stock options granted and the assumptions used to calculate the related compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Years ended
	December 31, 2024	December 31, 2023
Weighted-average fair value of options in CAN$	$1.40	$2.21
Risk-free interest rate	3.75%	3.84%
Expected dividend yield	0%	0%
Expected share price volatility	62%	70%
Expected options life in years	3.52	3.79

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2024, the unvested stock option expense not yet recognized was $480 (December 31, 2023 - $392) which is expected to be recognized over the next 15 months.

(d) Share Units Plan

On March 23, 2021 the Company adopted an equity-based Share Unit Plan ("SUP"), which was approved by the Company's shareholders on May 12, 2021. The SUP allows for, with approval by the Board, granting of Performance Share Units ("PSU"s) and Deferred Share Units ("DSU"s), to its directors, officers, employees to acquire up to 1.5% of the issued and outstanding shares. The SUP incorporates all existing PSUs under the former PSU plan and any new share units granted will be settled by cash, shares, or a combination of cash and shares at the discretion of the Board of Directors.

Performance Share Units (PSUs)

The PSUs granted are subject to a performance payout multiplier between 0% and 200% based on the Company's total shareholder return at the end of a three-year period, relative to the total shareholder return of the Company's peer group.

	Years ended
	December 31, 2024	December 31, 2023
	Number of units	Number of units

Outstanding, beginning of the year	878,000	1,158,000
Granted	635,000	471,000
Cancelled	(435,000)	(140,000)
Settled	-	(611,000)
Outstanding, end of the year	1,078,000	878,000

Subject to performance criteria 163,000 PSUs will vest on March 23, 2025, 320,000 PSUs vest on March 7, 2026, and 595,000 PSUs vest on March 13, 2027.

On March 5, 2024, PSUs granted in 2021 did not meet the performance criteria and did not vest. On March 2, 2023, PSUs granted in 2020 vested with a payout multiplier of 200% based on the Company's shareholder return, relative to the total shareholder return of the Company's peer group over the three-year period; 205,918 PSUs were settled through the issuance of 411,836 common shares and 405,082 PSUs were settled for $2,412 in cash.

During the year ended December 31, 2024, the Company recognized share-based compensation expense of $874 related to the PSUs (December 31, 2023 - $1,413).

Deferred share units (DSUs) - Equity Settled

The DSUs granted are vested immediately and are redeemable for shares at the time of a director's retirement.

	Years ended
	December 31, 2024	December 31, 2023
	Number of units	Number of units

Outstanding, beginning of the year	330,078	104,596
Granted	234,763	225,482
Outstanding, end of the year	564,841	330,078

During the year ended December 31, 2024, the Company recognized share-based compensation expense of $520 related to the DSUs (December 31, 2023 - $667).

(e) Historical Cash Settled Deferred Share Units

The Company previously had a deferred share unit plan whereby deferred share units were granted to independent directors of the Company. These cash settled deferred share units vested immediately and are redeemable for cash, based on the market value of the units at the time of a director's retirement. Upon adoption of the SUP plan in March 2021, no new cash settled deferred share units will be granted.

Expressed in Canadian dollars	Years ended
	December 31, 2024		December 31, 2023
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,044,204	$3.19	1,044,204	$3.19
Outstanding, end of year	1,044,204	$3.19	1,044,204	$3.19

The fair value per unit at December 31, 2024 was CAN$5.27 (December 31, 2023 - CAN$2.60).

During the year ended December 31, 2024, the Company recognized a mark to market expense on directors' compensation related to these DSUs, which is included in general and administrative salaries, wages and benefits, of $1,781 (December 31, 2023 - a recovery of $1,327) based on the change in the fair value of the DSUs granted in prior years.

As of December 31, 2024, there are 1,044,204 deferred share units outstanding (December 31, 2023 - 1,044,204) with a fair market value of $3,829 (December 31, 2023 - $2,048) recognized in accounts payable, accrued liabilities liabilities and other current liabilities.

(f) Share Appreciation Rights

As part of the Company's bonus program, the Company previously granted share appreciation rights ("SARs") to its employees.  The SARs are subject to vesting conditions and, when exercised, constitute a cash bonus based on the value of the appreciation of the Company's common share price between the SARs grant date and the exercise date.

	Years ended
	December 31, 2024		December 31, 2023
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of the year	51,349	$5.07	181,739	$5.12
Cancelled	(28,036)	$5.15	(130,390)	$5.13
Outstanding, end of the year	23,313	$4.97	51,349	$5.07

Exercisable at the end of the year	23,313	$4.97	43,870	$5.09

During the year ended December 31, 2024, the Company recognized a recovery related to SARs, which is included in operation and exploration salaries, wages and benefits, of $20 (December 31, 2023 - a recovery of $64) based on the change in the fair value of the SARs granted in prior years and the departure of the employees who held them prior to their vesting.  As of December 31, 2024, the SARs outstanding with a fair market value of $23 (December 31, 2023 - $43) are recognized in accounts payable, accrued liabilities and other current liabilities.

The SARs were valued using an option pricing model, which requires the input of highly subjective assumptions. The expected life of the SARs considered such factors as the average length of time similar grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of SARs granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the SAR grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the SARs. The Company amortized the fair value of SARs on a graded basis over the respective vesting period of each tranche of SARs awarded.

(g) Diluted Earnings per Share

	Years ended
	December 31, 2024	December 31, 2023

Net earnings (loss)	$(31,476)	$6,123
Basic weighted average number of shares outstanding	242,181,449	196,018,623
Effect of dilutive securities:
Stock options	-	538,097
Equity settled deferred share units	-	330,079
Performance share units	-	878,000
Diluted weighted average number of share outstanding	242,181,449	197,764,799

Diluted earnings (loss) per share	$(0.13)	0.03

As of December 31, 2024, there are 949,291 anti-dilutive stock options (December 31, 2023 - 2,095,291).